Guarantees	12 Months Ended
Dec. 31, 2014
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Guarantees

NOTE 16

Guarantees

The Company provides Card Member protection plans that cover losses associated with purchased products, as well as certain other guarantees in the ordinary course of business. For the Company, guarantees primarily consist of card and travel protection programs, including:

  Return Protection — refunds the price of qualifying purchases made with the eligible cards where the merchant will not accept the return for up to 90 days from the date of purchase; and

  Merchant Protection — protects Card Members primarily against non-delivery of goods and services, usually in the event of bankruptcy or liquidation of a merchant. When this occurs, the Card Member may dispute the transaction for which the Company will generally credit the Card Member’s account. If the Company is unable to collect the amount from the merchant, it will bear the loss for the amount credited to the Card Member. The largest component of the maximum potential future payments relates to Card Member transactions associated with travel-related merchants, primarily through business arrangements where the Company has remitted payment to such merchants for a Card Member travel purchase that has not yet been used or “flown”.

In relation to its maximum potential undiscounted future payments as shown in the table that follows, to date the Company has not experienced any significant losses related to guarantees. The Company’s initial recognition of guarantees is at fair value. In addition, the Company establishes reserves when a loss is probable and the amount can be reasonably estimated.

The following table provides information related to such guarantees as of December 31:

	Maximum potential
	undiscounted future
	payments(a)		Related liability(b)
	(Billions)		(Millions)
Type of Guarantee	2014	2013	2014	2013
Return and Merchant Protection	$37	$37	$44	$84
Other(c)	8	8	67	77
Total	$45	$45	$111	$161

  Represents the notional amounts that could be lost under the guarantees and indemnifications if there were a total default by the guaranteed parties. The maximum potential undiscounted future payments for Merchant Protection are measured using management’s best estimate of maximum exposure based on all eligible claims in relation to annual billed business volumes.
  Included in Other liabilities on the Company’s Consolidated Balance Sheets.
  Primarily includes guarantees related to the Company’s purchase protection, business dispositions and real estate.